DEFERRED TAX - Summary of Change in Deferred Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Deferred tax, net at the beginning of the period	$ 3,653	$ 7,028
Business combination (Note 5)	0	(4,008)
Credited to the consolidated statement of comprehensive income (Note 22)	1,287	1,012
Translation differences	186	(379)
Deferred tax, net at the end of the period	$ 5,126	$ 3,653